Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings per Share
Schedule of basic earnings per share

	Six Months Ended
	June 30,
	2017	2016
Weighted average number of outstanding ordinary shares in issue	60,660,846	58,822,425
Net income (US$’000)	3,685	2,794
Net income attributable to non-controlling interests (US$’000)	(2,003)	(2,257)
Net income for the period attributable to ordinary shareholders of the Company (US$’000)	1,682	537
Earnings per share attributable to ordinary shareholders of the Company (US$ per share)	0.03	0.01

Schedule of diluted earnings per share

	Six Months Ended
	June 30,
	2017	2016
Weighted average number of outstanding ordinary shares in issue	60,660,846	58,822,425
Adjustment for share options and LTIP	473,693	303,660
	61,134,539	59,126,085
Net income for the period attributable to ordinary shareholders of the Company (US$’000)	1,682	537
Earnings per share attributable to ordinary shareholders of the Company (US$ per share)	0.03	0.01